Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		6 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Nov. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor
Net cash from operating activities included:
Interest paid	$ 18.6	$ 17.7		$ 37.9
Income taxes paid through MPC LP and Speedway					67.9	34.3
Noncash investing and financing activities include:
Capital expenditures included in accounts payable		1.3
PP&E recognized (derecognized) in sale leaseback			24.5	(12.1)
Acquisition consideration funded by Investors			80.0
PP&E contributions by (distributions to) Marathon					$ 0.6	$ (0.1)